Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Boeing Co. (The)	2,091	$440,595
General Dynamics Corp.	2,770	413,699
HEICO Corp.	1,275	157,564
HEICO Corp., Class A	2,137	236,673
Howmet Aerospace Inc.	18,332	430,069
Huntington Ingalls Industries Inc.	2,608	417,776
L3Harris Technologies Inc.	2,165	415,658
Lockheed Martin Corp.	1,126	410,990
Northrop Grumman Corp.	1,369	413,794
Raytheon Technologies Corp.	6,116	438,640
Teledyne Technologies Inc.(a)	1,085	410,065
Textron Inc.	9,240	416,724
TransDigm Group Inc.	723	418,754

		5,021,001

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	4,577	430,101
Expeditors International of Washington Inc.	4,716	421,469
FedEx Corp.	1,505	431,303
United Parcel Service Inc., Class B	2,524	431,781
XPO Logistics Inc.(a)	4,030	429,920

		2,144,574

Airlines — 0.3%
Delta Air Lines Inc.	11,214	451,363
Southwest Airlines Co.	9,323	432,028

		883,391

Auto Components — 0.6%
Aptiv PLC	3,695	438,596
Autoliv Inc.	4,757	423,611
BorgWarner Inc.	11,083	430,575
Lear Corp.	3,011	430,422

		1,723,204

Automobiles — 0.5%
Ford Motor Co.	48,200	437,656
General Motors Co.	9,952	436,296
Tesla Inc.(a)	874	496,082

		1,370,034

Banks — 2.4%
Bank of America Corp.	15,757	443,717
Citigroup Inc.	8,328	458,623
Citizens Financial Group Inc.	13,077	427,095
Fifth Third Bancorp	16,542	419,174
First Republic Bank/CA	3,194	413,815
Huntington Bancshares Inc./OH	35,815	432,645
JPMorgan Chase & Co.	3,689	434,859
KeyCorp	27,410	423,759
M&T Bank Corp.	3,488	406,317
PNC Financial Services Group Inc. (The)	3,288	453,974
Regions Financial Corp.	27,588	421,269
SVB Financial Group(a)	1,223	421,764
Truist Financial Corp.	8,959	415,877
U.S. Bancorp	9,827	424,625
Wells Fargo & Co.	16,964	463,965

		6,461,478

Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	5,368	432,983
Coca-Cola Co. (The)	8,081	416,980
Constellation Brands Inc., Class A	2,087	429,588

Security	Shares	Value

Beverages (continued)
Keurig Dr Pepper Inc.	14,406	$438,663
Molson Coors Beverage Co., Class B	9,760	448,960
Monster Beverage Corp.(a)	5,048	427,969
PepsiCo Inc.	2,965	427,642

		3,022,785

Biotechnology — 2.7%
AbbVie Inc.	4,306	450,321
Alexion Pharmaceuticals Inc.(a)	3,443	420,425
Alnylam Pharmaceuticals Inc.(a)	3,389	440,265
Amgen Inc.	1,867	414,549
Biogen Inc.(a)	1,764	423,660
BioMarin Pharmaceutical Inc.(a)	5,732	451,108
Exact Sciences Corp.(a)	3,784	458,091
Gilead Sciences Inc.	6,981	423,537
Incyte Corp.(a)	5,138	434,367
Ionis Pharmaceuticals Inc.(a)	8,388	423,846
Moderna Inc.(a)	4,783	730,555
Neurocrine Biosciences Inc.(a)	4,892	464,446
Regeneron Pharmaceuticals Inc.(a)	819	422,629
Sarepta Therapeutics Inc.(a)(b)	3,203	451,175
Seagen Inc.(a)	2,449	417,089
Vertex Pharmaceuticals Inc.(a)	1,965	447,529

		7,273,592

Building Products — 1.4%
A O Smith Corp.	7,526	423,789
Allegion PLC	3,711	423,202
Carrier Global Corp.	10,793	410,890
Fortune Brands Home & Security Inc.	5,102	426,017
Johnson Controls International PLC	9,250	425,870
Lennox International Inc.	1,436	413,324
Masco Corp.	7,725	414,601
Owens Corning	5,859	426,945
Trane Technologies PLC	2,943	430,384

		3,795,022

Capital Markets — 4.4%
Ameriprise Financial Inc.	2,319	429,572
Apollo Global Management Inc.	9,370	408,719
Bank of New York Mellon Corp. (The)	10,974	429,303
BlackRock Inc.(c)	635	443,452
Blackstone Group Inc. (The), Class A	7,354	437,931
Carlyle Group Inc. (The)	15,205	431,974
Cboe Global Markets Inc.	4,795	437,879
Charles Schwab Corp. (The)	8,913	434,776
CME Group Inc.	2,564	448,777
FactSet Research Systems Inc.	1,341	447,572
Franklin Resources Inc.	19,940	438,481
Goldman Sachs Group Inc. (The)	1,895	436,949
Intercontinental Exchange Inc.	4,274	450,950
Invesco Ltd.	26,554	430,971
KKR & Co. Inc.	11,170	423,678
MarketAxess Holdings Inc.	830	447,519
Moody’s Corp.	1,559	440,168
Morgan Stanley	7,230	447,031
MSCI Inc.	1,063	435,214
Nasdaq Inc.	3,464	443,357
Northern Trust Corp.	4,587	427,142
Raymond James Financial Inc.	4,772	434,013
S&P Global Inc.	1,263	444,298
SEI Investments Co.	7,758	409,235

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
State Street Corp.	6,145	$433,100
T Rowe Price Group Inc.	3,041	436,110
Tradeweb Markets Inc., Class A	7,285	434,550

		11,762,721

Chemicals — 3.0%
Air Products & Chemicals Inc.	1,588	444,862
Albemarle Corp.	3,360	456,859
Axalta Coating Systems Ltd.(a)	15,081	431,467
Celanese Corp.	3,191	412,692
CF Industries Holdings Inc.	13,101	488,667
Corteva Inc.	11,587	444,014
Dow Inc.	7,688	407,541
DuPont de Nemours Inc.	6,858	435,072
Eastman Chemical Co.	4,395	428,073
Ecolab Inc.	2,030	450,965
FMC Corp.	3,688	427,845
International Flavors & Fragrances Inc.	3,783	424,074
Linde PLC	1,698	435,401
LyondellBasell Industries NV, Class A	5,172	440,137
Mosaic Co. (The)	22,154	486,502
PPG Industries Inc.	2,977	436,934
RPM International Inc.	4,752	418,224
Sherwin-Williams Co. (The)	586	438,111

		7,907,440

Commercial Services & Supplies — 0.9%
Cintas Corp.	1,179	418,899
Copart Inc.(a)	3,666	423,240
Republic Services Inc.	4,252	411,253
Rollins Inc.	7,376	421,760
Waste Connections Inc.	4,023	418,312
Waste Management Inc.	3,527	420,171

		2,513,635

Communications Equipment — 0.8%
Arista Networks Inc.(a)	1,563	423,104
Cisco Systems Inc.	10,289	442,633
F5 Networks Inc.(a)	2,735	445,285
Juniper Networks Inc.	19,457	423,579
Motorola Solutions Inc.	2,539	435,515

		2,170,116

Construction & Engineering — 0.2%
Jacobs Engineering Group Inc.	4,040	435,674

Construction Materials — 0.3%
Martin Marietta Materials Inc.	1,578	419,164
Vulcan Materials Co.	3,035	423,838

		843,002

Consumer Finance — 0.8%
Ally Financial Inc.	14,133	419,043
American Express Co.	3,721	441,273
Capital One Financial Corp.	4,966	425,288
Discover Financial Services	5,588	425,638
Synchrony Financial	14,133	430,633

		2,141,875

Containers & Packaging — 1.3%
Amcor PLC	35,906	406,815
Avery Dennison Corp.	2,884	430,697
Ball Corp.	4,403	422,732
Crown Holdings Inc.(a)	4,445	418,941
International Paper Co.	8,578	424,439

Security	Shares	Value

Containers & Packaging (continued)
Packaging Corp. of America	3,223	$418,990
Sealed Air Corp.	9,625	433,703
Westrock Co.	9,711	409,901

		3,366,218

Distributors — 0.5%
Genuine Parts Co.	4,309	423,876
LKQ Corp.(a)	11,922	419,893
Pool Corp.	1,318	456,173

		1,299,942

Diversified Financial Services — 0.5%
Berkshire Hathaway Inc., Class B(a)	1,848	423,026
Equitable Holdings Inc.	17,254	437,906
Voya Financial Inc.	7,497	432,052

		1,292,984

Diversified Telecommunication Services — 0.6%
AT&T Inc.	14,854	427,052
CenturyLink Inc.	42,769	446,936
Liberty Global PLC, Class A(a)	5,757	129,648
Liberty Global PLC, Class C, NVS(a)	13,295	287,704
Verizon Communications Inc.	7,048	425,770

		1,717,110

Electric Utilities — 2.7%
Alliant Energy Corp.	8,012	421,431
American Electric Power Co. Inc.	5,053	428,949
Duke Energy Corp.	4,645	430,406
Edison International	6,587	404,178
Entergy Corp.	3,858	419,943
Evergy Inc.	7,728	428,209
Eversource Energy	4,737	414,535
Exelon Corp.	9,956	408,893
FirstEnergy Corp.	14,891	395,505
NextEra Energy Inc.	5,609	412,766
NRG Energy Inc.	13,565	444,254
OGE Energy Corp.	12,774	413,750
PG&E Corp.(a)	33,607	426,809
Pinnacle West Capital Corp.	5,018	410,723
PPL Corp.	14,534	413,056
Southern Co. (The)	6,881	411,828
Xcel Energy Inc.	6,030	406,181

		7,091,416

Electrical Equipment — 1.1%
AMETEK Inc.	3,565	422,559
Eaton Corp. PLC	3,641	440,961
Emerson Electric Co.	5,529	424,738
Generac Holdings Inc.(a)	2,006	432,494
Rockwell Automation Inc.	1,732	442,630
Sensata Technologies Holding PLC(a)	8,849	432,097
Sunrun Inc.(a)	7,494	480,215

		3,075,694

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	3,379	442,007
Arrow Electronics Inc.(a)	4,858	445,236
CDW Corp./DE	3,132	408,695
Cognex Corp.	6,051	454,672
Corning Inc.	11,780	440,808
IPG Photonics Corp.(a)	2,144	443,829
Keysight Technologies Inc.(a)	3,709	445,228
TE Connectivity Ltd.	3,854	439,240

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble Inc.(a)	7,478	$447,708
Zebra Technologies Corp., Class A(a)	1,259	476,431

		4,443,854

Energy Equipment & Services — 0.5%
Baker Hughes Co.	22,881	428,332
Halliburton Co.	27,624	458,282
Schlumberger Ltd.	21,288	442,578

		1,329,192

Entertainment — 1.4%
Activision Blizzard Inc.	5,631	447,552
Electronic Arts Inc.(a)	3,639	464,882
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	10,123	422,939
Live Nation Entertainment Inc.(a)	6,337	416,024
Netflix Inc.(a)	882	432,797
Roku Inc.(a)	1,833	538,114
Take-Two Interactive Software Inc.(a)	2,631	474,922
Walt Disney Co. (The)	2,954	437,222

		3,634,452

Equity Real Estate Investment Trusts (REITs) — 5.5%
Alexandria Real Estate Equities Inc.	2,616	428,318
American Tower Corp.	1,789	413,617
AvalonBay Communities Inc.	2,507	417,641
Boston Properties Inc.	4,423	434,162
Camden Property Trust	4,342	429,120
Crown Castle International Corp.	2,491	417,417
Digital Realty Trust Inc.	2,985	402,229
Duke Realty Corp.	10,954	416,909
Equinix Inc.	579	404,020
Equity LifeStyle Properties Inc.	6,997	409,954
Equity Residential	7,128	412,854
Essex Property Trust Inc.	1,672	411,111
Extra Space Storage Inc.	3,776	425,668
Healthpeak Properties Inc.	14,008	404,271
Host Hotels & Resorts Inc.	30,044	421,517
Invitation Homes Inc.	15,028	429,500
Iron Mountain Inc.	16,414	451,385
Medical Properties Trust Inc.	22,458	435,685
Mid-America Apartment Communities Inc.	3,372	425,411
Omega Healthcare Investors Inc.	12,600	443,772
Prologis Inc.	4,193	419,510
Public Storage	1,849	415,027
Realty Income Corp.	6,948	416,672
Regency Centers Corp.	9,022	411,223
SBA Communications Corp.	1,424	408,944
Simon Property Group Inc.	5,549	458,181
Sun Communities Inc.	3,043	422,977
UDR Inc.	11,008	423,478
Ventas Inc.	8,818	422,470
VEREIT Inc.	59,625	422,741
VICI Properties Inc.	16,471	416,552
Vornado Realty Trust	10,684	415,714
Welltower Inc.	6,660	419,447
Weyerhaeuser Co.	14,772	428,979
WP Carey Inc.	6,070	420,105

		14,756,581

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,112	435,648
Kroger Co. (The)	13,269	437,877
Sysco Corp.	5,931	422,821

Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Inc.	11,120	$422,671
Walmart Inc.	2,851	435,605

		2,154,622

Food Products — 2.2%
Archer-Daniels-Midland Co.	8,629	429,465
Bunge Ltd.	7,282	428,837
Campbell Soup Co.	8,669	433,623
Conagra Brands Inc.	11,982	438,062
General Mills Inc.	6,954	422,942
Hershey Co. (The)	2,822	417,346
Hormel Foods Corp.	8,501	401,077
JM Smucker Co. (The)	3,672	430,358
Kellogg Co.	6,538	417,844
Kraft Heinz Co. (The)	13,441	442,747
Lamb Weston Holdings Inc.	5,805	420,166
McCormick & Co. Inc./MD, NVS	2,333	436,224
Mondelez International Inc., Class A	7,360	422,832
Tyson Foods Inc., Class A	6,700	436,840

		5,978,363

Gas Utilities — 0.3%
Atmos Energy Corp.	4,421	423,930
UGI Corp.	11,992	425,476

		849,406

Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	3,873	419,136
ABIOMED Inc.(a)	1,597	437,738
Align Technology Inc.(a)	956	460,113
Baxter International Inc.	5,286	402,106
Becton Dickinson and Co.	1,821	427,644
Boston Scientific Corp.(a)	12,409	411,358
Cooper Companies Inc. (The)	1,290	432,434
Danaher Corp.	1,892	425,000
DENTSPLY SIRONA Inc.	8,692	442,336
DexCom Inc.(a)	1,291	412,707
Edwards Lifesciences Corp.(a)	4,987	418,359
Hologic Inc.(a)	6,072	419,757
IDEXX Laboratories Inc.(a)	957	441,158
Insulet Corp.(a)	1,640	422,644
Intuitive Surgical Inc.(a)	580	421,109
Masimo Corp.(a)	1,740	442,813
Medtronic PLC	3,884	441,611
Novocure Ltd.(a)	3,493	438,895
ResMed Inc.	2,014	422,134
STERIS PLC	2,215	429,289
Stryker Corp.	1,834	428,056
Teleflex Inc.	1,148	439,397
Varian Medical Systems Inc.(a)	2,454	426,947
West Pharmaceutical Services Inc.	1,511	415,767
Zimmer Biomet Holdings Inc.	2,869	427,825

		10,706,333

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	4,110	423,782
Anthem Inc.	1,319	410,895
Cardinal Health Inc.	7,973	435,246
Centene Corp.(a)	6,445	397,334
Cigna Corp.	2,015	421,417
CVS Health Corp.	6,407	434,331
DaVita Inc.(a)	3,925	431,161
HCA Healthcare Inc.	2,811	421,959

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Henry Schein Inc.(a)	6,618	$425,604
Humana Inc.	1,015	406,528
Laboratory Corp. of America Holdings(a)	2,136	426,858
McKesson Corp.	2,408	433,223
Molina Healthcare Inc.(a)	1,993	406,831
Quest Diagnostics Inc.	3,477	431,078
UnitedHealth Group Inc.	1,231	414,035
Universal Health Services Inc., Class B	3,206	418,640

		6,738,922

Health Care Technology — 0.5%
Cerner Corp.	5,830	436,317
Teladoc Health Inc.(a)	2,338	464,724
Veeva Systems Inc., Class A(a)	1,603	443,823

		1,344,864

Hotels, Restaurants & Leisure — 2.6%
Aramark	12,515	438,025
Carnival Corp.	24,169	482,897
Chipotle Mexican Grill Inc.(a)	328	422,933
Darden Restaurants Inc.	3,859	416,695
Domino’s Pizza Inc.	1,112	436,538
DraftKings Inc., Class A(a)	8,916	466,842
Hilton Worldwide Holdings Inc.	4,113	426,230
Las Vegas Sands Corp.	7,415	413,090
Marriott International Inc./MD, Class A	3,533	448,232
McDonald’s Corp.	1,973	429,009
MGM Resorts International(b)	15,798	446,293
Royal Caribbean Cruises Ltd.	5,735	451,975
Starbucks Corp.	4,342	425,603
Vail Resorts Inc.(b)	1,574	434,172
Wynn Resorts Ltd.	4,445	446,722
Yum! Brands Inc.	4,080	431,664

		7,016,920

Household Durables — 1.3%
DR Horton Inc.	5,703	424,873
Garmin Ltd.	3,730	435,515
Lennar Corp., Class A	5,559	421,706
Mohawk Industries Inc.(a)	3,315	417,126
Newell Brands Inc.	21,046	447,438
NVR Inc.(a)	99	395,721
PulteGroup Inc.	9,722	424,171
Whirlpool Corp.	2,189	426,001

		3,392,551

Household Products — 0.8%
Church & Dwight Co. Inc.	4,943	433,847
Clorox Co. (The)	2,074	420,939
Colgate-Palmolive Co.	5,025	430,341
Kimberly-Clark Corp.	3,014	419,880
Procter & Gamble Co. (The)	3,043	422,582

		2,127,589

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	19,894	406,633
Vistra Corp.	22,832	426,502

		833,135

Industrial Conglomerates — 0.7%
3M Co.	2,480	428,370
General Electric Co.	43,693	444,795
Honeywell International Inc.	2,114	431,087

Security	Shares	Value

Industrial Conglomerates (continued)
Roper Technologies Inc.	1,041	$444,507

		1,748,759

Insurance — 4.8%
Aflac Inc.	9,919	435,742
Alleghany Corp.	698	401,490
Allstate Corp. (The)	4,248	434,783
American Financial Group Inc./OH	4,777	427,111
American International Group Inc.	11,028	423,916
Aon PLC, Class A	2,091	428,425
Arch Capital Group Ltd.(a)	12,185	392,296
Arthur J Gallagher & Co.	3,682	424,940
Assurant Inc.	3,126	403,629
Athene Holding Ltd., Class A(a)	9,841	436,448
Brown & Brown Inc.	9,047	407,386
Chubb Ltd.	2,848	421,020
Cincinnati Financial Corp.	5,348	408,320
Erie Indemnity Co., Class A, NVS	1,744	393,464
Everest Re Group Ltd.	1,808	411,013
Fidelity National Financial Inc.	11,908	428,569
Globe Life Inc.	4,598	428,074
Hartford Financial Services Group Inc. (The)	9,266	409,557
Lincoln National Corp.	9,680	457,089
Loews Corp.	9,871	413,694
Markel Corp.(a)	411	400,244
Marsh & McLennan Companies Inc.	3,796	435,173
MetLife Inc.	9,301	429,427
Principal Financial Group Inc.	8,678	432,078
Progressive Corp. (The)	4,501	392,082
Prudential Financial Inc.	5,586	422,413
Reinsurance Group of America Inc.	3,614	416,622
RenaissanceRe Holdings Ltd.	2,361	388,715
Travelers Companies Inc. (The)	3,164	410,213
Willis Towers Watson PLC	2,067	430,329
WR Berkley Corp.	6,169	401,787

		12,946,049

Interactive Media & Services — 1.3%
Alphabet Inc., Class A(a)	122	214,037
Alphabet Inc., Class C, NVS(a)	122	214,810
Facebook Inc., Class A(a)	1,563	432,904
IAC/InterActiveCorp.(a)	3,153	447,694
Match Group Inc.(a)	3,237	450,623
Pinterest Inc., Class A(a)	6,596	461,852
Snap Inc., Class A, NVS(a)	10,463	464,766
Twitter Inc.(a)	9,811	456,310
Zillow Group Inc., Class A(a)	1,213	133,855
Zillow Group Inc., Class C, NVS(a)	2,924	315,236

		3,592,087

Internet & Direct Marketing Retail — 1.4%
Amazon.com Inc.(a)	137	434,021
Booking Holdings Inc.(a)	208	421,918
Chewy Inc., Class A(a)	6,403	496,745
eBay Inc.	8,760	441,767
Etsy Inc.(a)	3,347	537,863
Expedia Group Inc.	3,470	431,980
MercadoLibre Inc.(a)(b)	323	501,726
Wayfair Inc., Class A(a)(b)	1,812	460,900

		3,726,920

IT Services — 4.7%
Accenture PLC, Class A	1,773	441,637

4

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Akamai Technologies Inc.(a)	4,226	$437,433
Automatic Data Processing Inc.	2,455	426,875
Black Knight Inc.(a)	4,521	414,214
Booz Allen Hamilton Holding Corp.	4,826	418,849
Broadridge Financial Solutions Inc.	2,916	428,302
Cognizant Technology Solutions Corp., Class A	5,691	444,638
EPAM Systems Inc.(a)	1,296	417,740
Fidelity National Information Services Inc.	2,933	435,286
Fiserv Inc.(a)	3,937	453,464
FleetCor Technologies Inc.(a)	1,619	429,375
Gartner Inc.(a)	2,760	419,520
Global Payments Inc.	2,262	441,520
GoDaddy Inc., Class A(a)	5,639	448,526
International Business Machines Corp.	3,641	449,736
Jack Henry & Associates Inc.	2,679	430,944
Leidos Holdings Inc.	4,271	430,090
Mastercard Inc., Class A	1,265	425,685
MongoDB Inc.(a)	1,719	493,886
Okta Inc.(a)	1,899	465,331
Paychex Inc.	4,626	430,912
PayPal Holdings Inc.(a)	2,236	478,772
Snowflake Inc., Class A(a)(b)	1,632	531,771
Square Inc., Class A(a)	2,291	483,309
Twilio Inc., Class A(a)	1,524	487,817
VeriSign Inc.(a)	2,188	439,175
Visa Inc., Class A	2,046	430,376
Western Union Co. (The)	19,673	443,823

		12,479,006

Leisure Products — 0.3%
Hasbro Inc.	4,617	429,520
Peloton Interactive Inc., Class A(a)	4,069	473,428

		902,948

Life Sciences Tools & Services — 1.8%
10X Genomics Inc., Class A(a)	3,039	465,301
Agilent Technologies Inc.	4,013	469,120
Avantor Inc.(a)	16,012	436,807
Bio-Rad Laboratories Inc., Class A(a)	734	395,259
Illumina Inc.(a)	1,440	463,810
IQVIA Holdings Inc.(a)	2,515	425,010
Mettler-Toledo International Inc.(a)	371	426,665
PerkinElmer Inc.	3,304	439,432
PPD Inc.(a)	12,563	439,705
Thermo Fisher Scientific Inc.	936	435,221
Waters Corp.(a)	1,892	438,963

		4,835,293

Machinery — 2.7%
Caterpillar Inc.	2,461	427,205
Cummins Inc.	1,821	420,960
Deere & Co.	1,652	432,196
Dover Corp.	3,419	417,221
Fortive Corp.	5,989	420,009
IDEX Corp.	2,153	415,852
Illinois Tool Works Inc.	2,063	435,479
Ingersoll Rand Inc.(a)	9,682	428,622
Nordson Corp.	2,110	430,039
Otis Worldwide Corp.	6,380	427,077
PACCAR Inc.	4,732	411,968
Parker-Hannifin Corp.	1,604	428,685
Pentair PLC	8,105	420,001

Security	Shares	Value

Machinery (continued)
Snap-on Inc.	2,483	$436,635
Stanley Black & Decker Inc.	2,307	425,203
Westinghouse Air Brake Technologies Corp.	5,843	428,292
Xylem Inc./NY	4,476	429,562

		7,235,006

Media — 2.3%
Altice USA Inc., Class A(a)	13,488	457,513
Cable One Inc.	215	425,844
Charter Communications Inc., Class A(a)(b)	662	431,617
Comcast Corp., Class A	8,651	434,626
Discovery Inc., Class A(a)(b)	6,127	164,878
Discovery Inc., Class C, NVS(a)	12,371	297,151
DISH Network Corp., Class A(a)	12,690	455,190
Fox Corp., Class A, NVS	10,355	298,638
Fox Corp., Class B(a)	5,113	145,107
Interpublic Group of Companies Inc. (The)	19,866	442,615
Liberty Broadband Corp., Class A(a)	513	80,423
Liberty Broadband Corp., Class C, NVS(a)	2,190	344,597
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	3,293	134,815
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	6,654	272,881
News Corp., Class A, NVS	24,224	427,554
Omnicom Group Inc.	7,121	448,623
Sirius XM Holdings Inc.(b)	67,267	436,563
ViacomCBS Inc., Class B, NVS	13,001	458,675

		6,157,310

Metals & Mining — 0.7%
Freeport-McMoRan Inc.	20,528	480,150
Newmont Corp.	6,906	406,211
Nucor Corp.	8,033	431,372
Steel Dynamics Inc.	11,933	432,094

		1,749,827

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	27,877	425,961
Annaly Capital Management Inc.	53,341	426,728

		852,689

Multi-Utilities — 1.6%
Ameren Corp.	5,377	418,223
CenterPoint Energy Inc.	17,900	415,101
CMS Energy Corp.	6,913	425,426
Consolidated Edison Inc.	5,472	417,240
Dominion Energy Inc.	5,235	410,895
DTE Energy Co.	3,265	410,770
NiSource Inc.	17,743	429,380
Public Service Enterprise Group Inc.	7,353	428,533
Sempra Energy	3,195	407,299
WEC Energy Group Inc.	4,394	417,210

		4,180,077

Multiline Retail — 0.5%
Dollar General Corp.	2,038	445,466
Dollar Tree Inc.(a)	4,540	495,950
Target Corp.	2,548	457,442

		1,398,858

Oil, Gas & Consumable Fuels — 2.7%
Cabot Oil & Gas Corp.	25,396	444,938
Cheniere Energy Inc.(a)	7,967	451,649
Chevron Corp.	5,044	439,736
Concho Resources Inc.	7,503	431,272
ConocoPhillips	10,851	429,266

5

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources Inc.	9,462	$443,579
Exxon Mobil Corp.	11,425	435,635
Hess Corp.	9,236	435,755
Kinder Morgan Inc./DE	30,896	444,285
Marathon Petroleum Corp.	11,031	428,885
Occidental Petroleum Corp.	33,032	520,584
ONEOK Inc.	13,158	471,977
Phillips 66	6,998	423,939
Pioneer Natural Resources Co.	4,493	451,906
Valero Energy Corp.	8,295	446,022
Williams Companies Inc. (The)	21,256	445,951

		7,145,379

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	1,698	416,553

Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	6,856	427,814
Catalent Inc.(a)	4,122	396,289
Elanco Animal Health Inc.(a)	14,465	442,484
Eli Lilly & Co.	3,033	441,757
Horizon Therapeutics PLC(a)	6,068	427,369
Jazz Pharmaceuticals PLC(a)	2,955	415,798
Johnson & Johnson	2,885	417,402
Merck & Co. Inc.	5,298	425,906
Perrigo Co. PLC	8,822	425,397
Pfizer Inc.	11,705	448,419
Royalty Pharma PLC, Class A	10,440	444,744
Viatris Inc.(a)	26,259	441,676
Zoetis Inc.	2,600	416,988

		5,572,043

Professional Services — 1.0%
CoStar Group Inc.(a)	480	437,074
Equifax Inc.	2,472	412,577
IHS Markit Ltd.	4,647	462,191
Robert Half International Inc.	6,503	417,362
TransUnion	4,419	402,527
Verisk Analytics Inc.	2,085	413,476

		2,545,207

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	7,313	447,117

Road & Rail — 1.4%
AMERCO	1,037	429,557
CSX Corp.	4,655	419,183
JB Hunt Transport Services Inc.	3,216	435,060
Kansas City Southern	2,255	419,813
Knight-Swift Transportation Holdings Inc.	10,192	420,828
Norfolk Southern Corp.	1,758	416,681
Old Dominion Freight Line Inc.	2,079	422,785
Uber Technologies Inc.(a)	8,657	429,907
Union Pacific Corp.	2,084	425,303

		3,819,117

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices Inc.(a)	5,151	477,292
Analog Devices Inc.	3,191	443,804
Applied Materials Inc.	5,615	463,125
Broadcom Inc.	1,117	448,565
Enphase Energy Inc.(a)	3,403	464,748
Intel Corp.	9,435	456,182
KLA Corp.	1,769	445,735

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	988	$447,228
Marvell Technology Group Ltd.	9,866	456,697
Maxim Integrated Products Inc.	5,364	445,427
Microchip Technology Inc.	3,405	457,598
Micron Technology Inc.(a)	6,999	448,566
Monolithic Power Systems Inc.	1,417	453,383
NVIDIA Corp.	793	425,096
NXP Semiconductors NV	2,870	454,665
ON Semiconductor Corp.(a)	15,403	442,836
Qorvo Inc.(a)	2,945	461,423
QUALCOMM Inc.	2,891	425,468
Skyworks Solutions Inc.	3,090	436,215
SolarEdge Technologies Inc.(a)	1,826	507,592
Teradyne Inc.	4,056	447,539
Texas Instruments Inc.	2,769	446,501
Xilinx Inc.	3,294	479,442

		10,435,127

Software — 6.7%
Adobe Inc.(a)	925	442,585
ANSYS Inc.(a)	1,337	451,986
Autodesk Inc.(a)	1,686	472,468
Avalara Inc.(a)(b)	2,712	465,786
Cadence Design Systems Inc.(a)	3,829	445,313
Ceridian HCM Holding Inc.(a)	4,397	423,959
Citrix Systems Inc.	3,573	442,766
Cloudflare Inc., Class A(a)	6,593	495,002
Coupa Software Inc.(a)	1,412	464,421
Crowdstrike Holdings Inc., Class A(a)	3,088	473,329
Datadog Inc., Class A(a)	4,870	481,740
DocuSign Inc.(a)	1,984	452,114
Dropbox Inc., Class A(a)	23,067	460,648
Dynatrace Inc.(a)	11,986	455,708
Fair Isaac Corp.(a)	896	423,611
Fortinet Inc.(a)	3,644	449,050
Guidewire Software Inc.(a)	3,721	455,748
HubSpot Inc.(a)	1,183	466,492
Intuit Inc.	1,198	421,720
Microsoft Corp.	2,014	431,137
NortonLifeLock Inc.	22,565	411,360
Oracle Corp.	7,558	436,248
Palo Alto Networks Inc.(a)	1,512	444,407
Paycom Software Inc.(a)	1,118	466,295
PTC Inc.(a)	4,323	466,236
RingCentral Inc., Class A(a)	1,475	438,149
salesforce.com Inc.(a)	1,653	406,307
ServiceNow Inc.(a)	838	447,953
Slack Technologies Inc., Class A(a)	16,006	686,337
Splunk Inc.(a)	2,202	449,604
SS&C Technologies Holdings Inc.	6,300	434,007
Synopsys Inc.(a)	1,946	442,715
Trade Desk Inc. (The), Class A(a)	550	495,589
Tyler Technologies Inc.(a)	1,040	444,704
VMware Inc., Class A(a)	2,887	403,862
Workday Inc., Class A(a)	1,901	427,326
Zendesk Inc.(a)	3,386	452,031
Zoom Video Communications Inc., Class A(a)(b)	1,024	489,841
Zscaler Inc.(a)	3,140	489,055

		17,807,609

6

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 2.2%
Advance Auto Parts Inc.	2,871	$424,047
AutoZone Inc.(a)	376	427,756
Best Buy Co. Inc.	3,610	392,768
Burlington Stores Inc.(a)	1,812	395,995
CarMax Inc.(a)	4,580	428,139
Carvana Co.(a)	1,896	474,398
Home Depot Inc. (The)	1,576	437,198
Lowe’s Companies Inc.	2,897	451,411
O’Reilly Automotive Inc.(a)	935	413,681
Ross Stores Inc.	3,820	410,726
Tiffany & Co.	3,236	425,469
TJX Companies Inc. (The)	6,826	433,519
Tractor Supply Co.	3,310	466,081
Ulta Beauty Inc.(a)	1,550	426,870

		6,008,058

Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.	3,602	428,818
Dell Technologies Inc., Class C(a)	6,289	434,130
Hewlett Packard Enterprise Co.	40,488	446,987
HP Inc.	20,789	455,903
NetApp Inc.	8,249	439,754
Seagate Technology PLC	7,696	452,602
Western Digital Corp.	10,005	449,024

		3,107,218

Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica Inc.(a)	1,262	467,218
Nike Inc., Class B	3,230	435,081
VF Corp.	4,969	414,414

		1,316,713

Tobacco — 0.3%
Altria Group Inc.	10,583	421,521
Philip Morris International Inc.	5,488	415,716

		837,237

Trading Companies & Distributors — 0.7%
Fastenal Co.	8,929	441,539
HD Supply Holdings Inc.(a)	7,619	424,988

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals Inc.(a)	1,966	$446,243
WW Grainger Inc.	1,024	428,339

		1,741,109

Water Utilities — 0.3%
American Water Works Co. Inc.	2,722	417,500
Essential Utilities Inc.	9,845	445,782

		863,282

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	3,325	442,025

Total Common Stocks — 99.9% (Cost: $223,770,959)		266,928,315

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)(e)	3,388,589	3,390,622
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	480,000	480,000

		3,870,622

Total Short-Term Investments — 1.4% (Cost: $3,867,305)		3,870,622

Total Investments in Securities — 101.3% (Cost: $227,638,264)		270,798,937

Other Assets, Less Liabilities — (1.3)%		(3,529,119)

Net Assets — 100.0%		$267,269,818

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,935,032	$—		$(542,581	)(a)	$655	$(2,484)	$3,390,622	3,388,589	$3,320	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	370,000	110,000	(a)	—		—	—	480,000	480,000	74		—
BlackRock Inc.	366,021	30,340		(17,518)		522	64,087	443,452	635	2,236		—

						$1,177	$61,603	$4,314,074		$5,630		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

7

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI USA Equal Weighted ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1	12/18/20	$181	$733
S&P MidCap 400 E-Mini Index	1	12/18/20	217	1,087

				$1,820

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$266,928,315	$—	$—	$266,928,315
Money Market Funds	3,870,622	—	—	3,870,622

	$270,798,937	$—	$—	$270,798,937

Derivative financial instruments(a)
Assets
Futures Contracts	$1,820	$—	$—	$1,820

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

8